Dreyfus Institutional Cash
Advantage Funds

Contents

Fund Summary
Dreyfus Institutional Cash Advantage Fund	1
Dreyfus Insitutional Cash Advantage Plus Fund	4

Fund Details
Goal and Approach	7
Investment Risks	8
Management	10

Shareholder Guide
Buying and Selling Shares	11
Distributions and Taxes	14
Services for Fund Investors	15
Financial Highlights	16

For More Information
See back cover.

Fund Summary

Dreyfus Institutional Cash Advantage Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees *	0.15
Distribution and/or service (12b-1) fees	0.40
Other expenses *	0.00
Total annual fund operating expenses *	0.55

* Management fees and Other expenses have been restated to reflect shareholder approval of a new Management Agreement with The Dreyfus
Corporation, effective August 1, 2010, which provides for, in addition to investment advisory services, the administrative services previously provided pursuant to an Administration Agreement with Dreyfus, which was terminated, and the fees thereunder. The new Management Agreement also provides for the fund to bear certain fund operating expenses previously borne by Dreyfus, which are estimated in the table for the current fiscal year.
In addition, Other expenses do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, other expenses, as restated and estimated, would have been 0.01% and Total annual fund operating expenses would have been 0.56%. These fees would have reflected the fund’s participation in the Program for the period from May 1, 2009 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

1

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant Advantage shares from year to year. The table shows

2

the fund’s average annual total returns over time. Of course, past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter (Q3, 2007): 1.23%. Worst Quarter (Q4, 2009): 0.00%.

The fund’s year-to-date total returns as of 6/30/10 was 0.00% for Participant Advantage shares.

Average annual total returns (as of 12/31/09)
		Since Inception
1 Year	5 Years	(6/3/02)
0.26%	3.01%	2.28%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Participant Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $250,000,000, with no minimum subsequent investment. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Fund Summary

Dreyfus Institutional Cash Advantage Plus Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees*	0.15
Distribution and/or service (12b-1) fees	0.40
Other expenses*	0.01
Total annual fund operating expenses *	0.56

* Management fees and Other expenses have been restated to reflect shareholder approval of a new Management Agreement with The Dreyfus
Corporation, effective August 1, 2010, which provides for, in addition to investment advisory services, the administrative services previously provided pursuant to an Administration Agreement with Dreyfus, which was terminated, and the fees thereunder. The new Management Agreement also provides for the fund to bear certain fund operating expenses previously borne by Dreyfus, which are estimated in the table for the current fiscal year.
In addition, Other expenses do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, other expenses, as restated and estimated, would have been 0.03% and Total annual fund operating expenses would have been 0.58%. These fees would have reflected the fund’s participation in the Program for the period from May 1, 2009 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$57	$179	$313	$701

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

4

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant Advantage shares from year to year. The table shows

5

the fund’s average annual total returns over time. Of course, past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter (Q4, 2006): 1.23%. Worst Quarter (Q4, 2009): 0.00%.

The fund’s year-to-date total returns as of 6/30/10 was 0.00% for Participant Advantage shares.

Average annual total returns (as of 12/31/09)
1 Year	5 Years	Since Inception
		(6/3/02)
0.18%	2.97%	2.25%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Participant Advantage shares.

Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $250,000,000, with no minimum subsequent investment. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, each fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00 (although the fund cannot guarantee that it will always do so).

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund’s portfolio is 60 days and the maximum weighted average life to maturity of each fund’s portfolio is 120 days. Each fund purchases securities with the highest credit rating only, or the unrated equivalent as determined by Dreyfus.

Dreyfus Institutional Cash Advantage Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Dreyfus Institutional Cash Advantage Plus Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

7

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

8

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

9

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $280 billion in 195 mutual fund portfolios. Each fund has agreed to pay Dreyfus a management fee at an annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board approving each fund’s management agreement with Dreyfus is available in the fund’s annual report for the period ended April 30, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $21.8 trillion in assets under custody and administration and $1.0 trillion in assets under management, and it services more than $11.6 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

10

Shareholder Guide

BUYING AND SELLING SHARES

Each fund is designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant Advantage shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. Each fund offers other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients. Participant Advantage shares are subject to an annual Rule 12b-1 fee of 0.40% paid to the fund’s distributor for distributing Participant Advantage shares, for advertising and marketing related to Participant Advantage shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant Advantage shares, over time it will increase the cost of your investment in Participant Advantage shares and could cost you more than paying other types of sales charges.

Valuing Shares

You pay no sales charges to invest in shares of a fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon, 5:00 p.m. and 8:00 p.m. everyday the New York Stock Exchange or the transfer agent (as on Good Friday) is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

How to Buy Shares

Orders in proper form placed prior to 12:00 noon or by 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m.,

11

by means other than a compatible computer facility, will become effective on the following business day and will start earning dividends on the day the order becomes effective. Compatible computer facilities generally are available to financial institutions; for further information, individuals should consult a representative of their financial institutions.

All times are Eastern time.

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial investment in Participant Advantage shares is $250,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the funds and any Dreyfus Cash Management Fund (listed under “Services For Fund Investors – Exchange privilege”); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $250,000,000 among such funds.

How to Sell Shares

Investors may sell (redeem) shares at any time. Shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m. the proceeds for the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. All times are Eastern time. Any certificates representing fund shares being sold must be returned with your redemption request.

The processing of redemption and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by the fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, the fund may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

General policies

Unless the investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

12

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts

Each fund also reserves the right to make a “redemption in kind” – payment in portfolio securities rather than cash – if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

13

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

14

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Participant Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, Participant shares of any Dreyfus Cash Management Fund, including Dreyfus California AMT-Free Municipal Cash Management, Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for the funds listed above, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

15

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Participant Advantage shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended April 30,
Dreyfus Institutional Cash
Advantage Fund	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.016	.043	.048	.034
Distributions:
Dividends from investment income--net	(.000)[a]	(.016)	(.043)	(.048)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.05	1.65	4.40	4.90	3.45
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56	.59	.55	.55	.55
Ratio of net expenses to average net assets	.39	.55	.51	.53	.53
Ratio of net investment income to average net assets	.05	1.47	3.99	4.82	3.40
Net Assets, end of period ($ x 1,000)	289,396	376,195	155,088	12,011	27
[a] Amount represents less than $.001 per share.

			Year Ended April 30,
Dreyfus Institutional Cash
Advantage Plus Fund	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000 [a]	.015	.042	.048	.034
Distributions:
Dividends from investment income--net	(.000) [a]	(.015)	(.042)	(.048)	(.034)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02	1.53	4.32	4.89	3.46
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57	.56	.55	.55	.55
Ratio of net expenses to average net assets	.39	.55	.53	.53	.53
Ratio of net investment income to average net assets	.02	2.06	4.23	4.78	3.45
Net Assets, end of period ($ x 1,000)	30	30	29	28	27

[a] Amount represents less than $.001 per share.

16

NOTES

17

For More Information

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund
Each a series of Dreyfus Institutional Cash Advantage Funds
SEC file number: 811-21075

More information is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

To obtain information:

By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail Write to:

Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information and literature.

On the Internet Certain fund documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

ICA-P0910PARZIONA

Dreyfus Institutional Cash
Advantage Funds

Contents

Fund Summary
Dreyfus Institutional Cash Advantage Fund	1
Dreyfus Institutional Cash Advantage Plus Fund	4

Fund Details
Goal and Approach	7
Investment Risks	8
Management	10

Shareholder Guide
Buying and Selling Shares	11
Distributions and Taxes	14
Services for Fund Investors	15
Financial Highlights	16

For More Information
See back cover.

Fund Summary

Dreyfus Institutional Cash Advantage Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees*	0.15
Other expenses*	0.00
Total annual fund operating expenses*	0.15

* Management fees and Other expenses have been restated to reflect shareholder approval of a new Management Agreement with The Dreyfus
Corporation, effective August 1, 2010, which provides for, in addition to investment advisory services, the administrative services previously provided pursuant to an Administration Agreement with Dreyfus, which was terminated, and the fees thereunder. The new Management Agreement also provides for the fund to bear certain fund operating expenses previously borne by Dreyfus, which are estimated in the table for the current fiscal year.
In addition, Other expenses do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, other expenses, as restated and estimated, would have been 0.01% and Total annual fund operating expenses would have been 0.16%. These fees would have reflected the fund’s participation in the Program for the period from May 1, 2009 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

1

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Advantage shares from year to year. The table shows

2

the fund’s average annual total returns over time. Of course, past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter (Q3, 2007): 1.33%. Worst Quarter (Q4, 2009): 0.04%.

The fund’s year-to-date total returns as of 6/30/10 was 0.07% for Institutional Advantage shares.

Average annual total returns (as of 12/31/09)
1 Year	5 Years	Since Inception
		(6/3/02)
0.56%	3.40%	2.67%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Institutional Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $250,000,000, with no minimum subsequent investment. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Fund Summary

Dreyfus Institutional Cash Advantage Plus Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees*	0.15
Other expenses *	0.01
Total annual fund operating expenses *	0.16

* Management fees and Other expenses have been restated to reflect shareholder approval of a new Management Agreement with The Dreyfus
Corporation, effective August 1, 2010, which provides for, in addition to investment advisory services, the administrative services previously provided pursuant to an Administration Agreement with Dreyfus, which was terminated, and the fees thereunder. The new Management Agreement also provides for the fund to bear certain fund operating expenses previously borne by Dreyfus, which are estimated in the table for the current fiscal year.
In addition, Other expenses do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, other expenses, as restated and estimated, would have been 0.03% and Total annual fund operating expenses would have been 0.18%. These fees would have reflected the fund’s participation in the Program for the period from May 1, 2009 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$16	$52	$90	$205

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

4

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Institutional Advantage shares from year to year. The table shows

5

the fund’s average annual total returns over time. Of course, past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter (Q4, 2006): 1.33%. Worst Quarter (Q4, 2009): 0.04%.

The fund’s year-to-date total returns as of 6/30/10 was 0.07% for Institutional Advantage shares.

Average annual total returns (as of 12/31/09)
1 Year	5 Years	Since Inception
		(6/3/02)
0.50%	3.36%	2.65%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Institutional Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $250,000,000, with no minimum subsequent investment. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, each fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00 (although the fund cannot guarantee that it will always do so).

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund’s portfolio is 60 days and the maximum weighted average life to maturity of each fund’s portfolio is 120 days. Each fund purchases securities with the highest credit rating only, or the unrated equivalent as determined by Dreyfus.

Dreyfus Institutional Cash Advantage Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Dreyfus Institutional Cash Advantage Plus Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

7

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

8

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

9

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $280 billion in 195 mutual fund portfolios. Each fund has agreed to pay Dreyfus a management fee at an annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board approving each fund’s management agreement with Dreyfus is available in the fund’s annual report for the period ended April 30, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $21.8 trillion in assets under custody and administration and $1.0 trillion in assets under management, and it services more than $11.6 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

10

Shareholder Guide

BUYING AND SELLING SHARES

Each fund is designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional Advantage shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. Each fund offers other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.

Valuing Shares

You pay no sales charges to invest in shares of a fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon, 5:00 p.m. and 8:00 p.m. everyday the New York Stock Exchange or the transfer agent (as on Good Friday) is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

How to Buy Shares

Orders in proper form placed prior to 12:00 noon or by 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day and will start earning dividends on the day the order becomes effective. Compatible computer facilities generally are available to financial institutions; for further information, individuals should consult a representative of their financial institutions.

11

All times are Eastern time.

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial investment in Institutional Advantage shares is $250,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the funds and any Dreyfus Cash Management Fund (listed under “Services For Fund Investors – Exchange privilege”); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $250,000,000 among such funds.

How to Sell Shares

Investors may sell (redeem) shares at any time. Shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m. the proceeds for the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. All times are Eastern time. Any certificates representing fund shares being sold must be returned with your redemption request.

The processing of redemption and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by the fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, the fund may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

General policies

Unless the investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other

12

restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts

Each fund also reserves the right to make a “redemption in kind” – payment in portfolio securities rather than cash – if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

13

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

14

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Institutional Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, Institutional shares of any Dreyfus Cash Management Fund, including Dreyfus California AMT-Free Municipal Cash Management, Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for the funds listed above, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

15

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Institutional Advantage shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended April 30,
Dreyfus Institutional Cash
Advantage Fund	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.003	.020	.047	.052	.038
Distributions:
Dividends from investment income--net	(.003)	(.020)	(.047)	(.052)	(.038)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.27	2.02	4.81	5.31	3.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.16	.18	.15	.15	.15
Ratio of net expenses to average net assets	.16	.17	.13	.13	.13
Ratio of net investment income to average	.27	2.11	4.54	5.20	3.92
net assets
Net Assets, end of period ($ x 1,000)	28,178,302	34,097,420	40,106,370	19,632,738	13,272,946

			Year Ended April 30,
Dreyfus Institutional Cash
Advantage Plus Fund	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.002	.019	.046	.052	.038
Distributions:
Dividends from investment income--net	(.002)	(.019)	(.046)	(.052)	(.038)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.24	1.93	4.74	5.31	3.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.17	.18	.15	.15	.15
Ratio of net expenses to average net assets	.17	.17	.13	.13	.13
Ratio of net investment income to average net	.26	2.12	4.48	5.19	3.85
assets
Net Assets, end of period ($ x 1,000)	1,857,844	2,845,752	4,249,274	2,140,560	2,409,207

16

NOTES

17

For More Information

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund
Each a series of Dreyfus Institutional Cash Advantage Funds
SEC file number: 811-21075

More information is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

To obtain information:

By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail Write to:

Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information and literature.

On the Internet Certain fund documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

ICA-P0910ISTZIONA

Dreyfus Institutional Cash
Advantage Funds

Contents

Fund Summary
Dreyfus Institutional Cash Advantage Fund	1
Dreyfus Institutional Cash Advantage Plus Fund	4

Fund Details
Goal and Approach	7
Investment Risks	8
Management	10

Shareholder Guide
Buying and Selling Shares	11
Distributions and Taxes	14
Services for Fund Investors	15
Financial Highlights	16

For More Information
See back cover.

Fund Summary

Dreyfus Institutional Cash Advantage Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees *	0.15
Distribution and/or service (12b-1) fees	0.25
Other expenses *	0.00
Total annual fund operating expenses *	0.40

* Management fees and Other expenses have been restated to reflect shareholder approval of a new Management Agreement with The Dreyfus
Corporation, effective August 1, 2010, which provides for, in addition to investment advisory services, the administrative services previously provided pursuant to an Administration Agreement with Dreyfus, which was terminated, and the fees thereunder. The new Management Agreement also provides for the fund to bear certain fund operating expenses previously borne by Dreyfus, which are estimated in the table for the current fiscal year.
In addition, Other expenses do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, other expenses, as restated and estimated, would have been 0.01% and Total annual fund operating expenses would have been 0.41%. These fees would have reflected the fund’s participation in the Program for the period from May 1, 2009 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$41	$128	$224	$505

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; and domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Investor Advantage shares from year to year. The table shows the fund’s average annual total returns over time. Of course, past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter (Q3, 2007):1.27%. Worst Quarter (Q4, 2009): 0.00%.

The fund’s year-to-date total returns as of 6/30/10 was 0.00% for Investor Advantage shares.

Average annual total returns (as of 12/31/09)
1 Year	5 Years	Since Inception
		(6/3/02)
0.33%	3.14%	2.42%

     Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Investor Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $250,000,000, with no minimum subsequent investment. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Institutional Cash Advantage Plus Fund

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as percentage of the value of your investment)

Management fees *	0.15
Distribution and/or service (12b-1) fees	0.25
Other expenses *	0.01
Total annual fund operating expenses *	0.41

* Management fees and Other expenses have been restated to reflect shareholder approval of a new Management Agreement with The Dreyfus
Corporation, effective August 1, 2010, which provides for, in addition to investment advisory services, the administrative services previously provided pursuant to an Administration Agreement with Dreyfus, which was terminated, and the fees thereunder. The new Management Agreement also provides for the fund to bear certain fund operating expenses previously borne by Dreyfus, which are estimated in the table for the current fiscal year.
In addition, Other expenses do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected, other expenses, as restated and estimated, would have been 0.03% and Total annual fund operating expenses would have been 0.43%. These fees would have reflected the fund’s participation in the Program for the period from May 1, 2009 through September 18, 2009 (the termination date of the fund’s participation in the Program).

EXAMPLE

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, liquidity, quality and diversification requirements designed to help it maintain a stable share price. To pursue its goal, the fund normally invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund may invest more than 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither The Dreyfus Corporation nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Investor Advantage shares from year to year. The table shows the fund’s average annual total returns over time. Of course, past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Year-by-year total returns as of 12/31 each year (%)

Best Quarter (Q4, 2006):1.27%. Worst Quarter (Q4, 2009): 0.00%.

The fund’s year-to-date total returns as of 6/30/10 was 0.00% for Investor Advantage shares.

Average annual total returns (as of 12/31/09)
1 Year	5 Years	Since Inception
		(6/3/02)
0.28%	3.11%	2.40%

     Institutions may call toll-free 1-800-346-3621 for the current yield of the fund’s Investor Advantage shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund's investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $250,000,000, with no minimum subsequent investment. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through an IRA 401(k) plan or other tax-advantaged investment plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Details

GOAL AND APPROACH

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of the other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider two investment choices in one document.

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, each fund is subject to the maturity, liquidity, quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00 (although the fund cannot guarantee that it will always do so).

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less, or securities that can readily be converted into cash within five business days. In addition, each fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund’s portfolio is 60 days and the maximum weighted average life to maturity of each fund’s portfolio is 120 days. Each fund purchases securities with the highest credit rating only, or the unrated equivalent as determined by Dreyfus.

Dreyfus Institutional Cash Advantage Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

Dreyfus Institutional Cash Advantage Plus Fund

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including:

  securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches repurchase agreements, including tri-party repurchase agreements asset-backed securities

  domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

INVESTMENT RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $280 billion in 195 mutual fund portfolios. Each fund has agreed to pay Dreyfus a management fee at an annual rate of 0.15% of the fund’s average daily net assets. A discussion regarding the basis for the board approving each fund’s management agreement with Dreyfus is available in the fund’s annual report for the period ended April 30, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $21.8 trillion in assets under custody and administration and $1.0 trillion in assets under management, and it services more than $11.6 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Shareholder Guide

BUYING AND SELLING SHARES

Each fund is designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Investor Advantage shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. Each fund offers other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients. Investor Advantage shares are subject to an annual Rule 12b-1 fee of 0.25% paid to the fund’s distributor for distributing Investor Advantage shares, for advertising and marketing related to Investor Advantage shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Investor Advantage shares, over time it will increase the cost of your investment in Investor Advantage shares and could cost you more than paying other types of sales charges.

Valuing Shares

You pay no sales charges to invest in shares of a fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of 12:00 noon, 5:00 p.m. and 8:00 p.m. everyday the New York Stock Exchange or the transfer agent (as on Good Friday) is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity.

Each fund’s portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses the amortized cost method of valuation pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help it maintain the $1.00 per share price.

When calculating its NAV, each fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

How to Buy Shares

Orders in proper form placed prior to 12:00 noon or by 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

Orders effected through compatible computer facilities after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders in proper form effected between 5:00 p.m. and 8:00 p.m., by means other than a compatible computer facility, will become effective on the following business day and will start earning dividends on the day the order becomes effective. Compatible computer facilities generally are available to financial institutions; for further information, individuals should consult a representative of their financial institutions.

All times are Eastern time.

By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information.

By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 (1-718-895-1650 in New York) for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.

The minimum initial investment in Investor Advantage shares is $250,000,000, with no minimum subsequent investment, unless: (a) the investor has invested at least $250,000,000 in the aggregate among the fund and any Dreyfus Cash Management Fund (listed under “Services For Fund Investors – Exchange privilege”); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $250,000,000 among such funds.

How to Sell Shares

Investors may sell (redeem) shares at any time. Shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m. the proceeds for the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day. All times are Eastern time. Any certificates representing fund shares being sold must be returned with your redemption request.

The processing of redemption and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by the fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.

Before selling recently purchased shares, please note that if a fund has not yet collected payment for the shares being sold, the fund may delay selling the shares for up to eight business days or until it has collected payment.

By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 (1-718-895-1650 in New York) with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

General policies

Unless the investor declines teleservice privileges on the application, the investor may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the funds have not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts

Each fund also reserves the right to make a “redemption in kind” – payment in portfolio securities rather than cash – if the amount being redeemed is deemed by the manager to be large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Each fund may also process purchase and sale orders and calculate its NAV on days that the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions, if any, annually. Fund dividends and capital gain distributions will be reinvested in the fund unless the investor instructs the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the funds are subject to federal income tax, and may also be subject to state or local taxes (unless the investor is investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to investors as ordinary income. The tax status of any distribution generally is the same regardless of how long the investor has been in the fund and whether distributions are reinvested or taken in cash.

An investor’s sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on an investment in the fund generally is the difference between the cost of the investor’s shares and the amount received when the investor sells them.

The tax status of an investor’s distributions will be detailed in the investor’s annual tax statement from the fund.

Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS

Exchange privilege

An investor may purchase, in exchange for Investor Advantage shares of Dreyfus Institutional Cash Advantage Fund or Dreyfus Institutional Cash Advantage Plus Fund, Investor shares of any Dreyfus Cash Management Fund, including Dreyfus California AMT-Free Municipal Cash Management, Dreyfus Cash Management, Dreyfus Cash Management Plus, Inc., Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Prime Cash Management. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.

Dreyfus Auto-Exchange privilege

Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for the funds listed above, if the investor is a shareholder in such fund. There is currently no fee for this privilege.

Account statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of each fund’s Investor Advantage shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with each fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended April 30,
Dreyfus Institutional Cash
Advantage Fund	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.001	.017	.045	.049	.035
Distributions:
Dividends from investment income--net	(.001)	(.017)	(.045)	(.049)	(.035)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.08	1.76	4.55	5.05	3.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.42	.43	.40	.40	.40
Ratio of net expenses to average net assets	.39	.42	.38	.38	.38
Ratio of net investment income to average net	.13	1.88	4.36	4.97	3.57
assets
Net Assets, end of period ($ x 1,000)	24,160	131,450	133,758	116,407	35,246

			Year Ended April 30,
Dreyfus Institutional Cash
Advantage Plus Fund	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.001	.017	.044	.048	.035
Distributions:
Dividends from investment income--net	(.001)	(.017)	(.044)	(.048)	(.035)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06	1.68	4.48	5.05	3.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.42	.46	.40	.40	.40
Ratio of net expenses to average net assets	.36	.46	.38	.38	.38
Ratio of net investment income to average net assets	.07	.46	4.46	4.74	3.60
Net Assets, end of period ($ x 1,000)	3,171	2,214	29	28	27

NOTES

For More Information

Dreyfus Institutional Cash Advantage Fund
Dreyfus Institutional Cash Advantage Plus Fund
Each a series of Dreyfus Institutional Cash Advantage Funds
SEC file number: 811-21075

More information is available free upon request, including the following:

Annual/Semiannual Report

Describes performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about a fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

To obtain information:

By telephone Call your Dreyfus Investments Division representative or 1-800-346-3621

By mail Write to:

Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

By E-mail Access Dreyfus Investments Division at www.dreyfus.com. You can obtain product information and E-mail requests for information and literature.

On the Internet Certain fund documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2010 MBSC Securities Corporation

ICA-P0910INVZIONA